Cover	Jun. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2021
Entity File Number	001-39274
Entity Registrant Name	GAN Ltd
Entity Central Index Key	0001799332
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	400 Spectrum Center Drive
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(702)
Local Phone Number	964-5777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.01 par value
Trading Symbol	GAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true